Quarterly Holdings Report
for
Fidelity® Real Estate Investment ETF
April 30, 2026
RIE-NPRT3-0626
1.9900254.105
Common Stocks - 99.2%
	Shares	Value ($)
UNITED STATES - 99.2%
Real Estate - 99.2%
Health Care REITs - 12.8%
Healthpeak Properties Inc	7,849	126,918
Ventas Inc	5,452	479,013
Welltower Inc	5,978	1,299,259
		1,905,190
Industrial REITs - 14.5%
Americold Realty Trust Inc	6,581	80,485
Prologis Inc	10,191	1,447,326
STAG Industrial Inc Class A	12,054	465,043
Terreno Realty Corp	2,658	173,302
		2,166,156
Real Estate Management & Development - 6.5%
CBRE Group Inc Class A (a)	3,267	466,299
Compass Inc Class A (a)	10,893	82,460
CoStar Group Inc (a)	4,176	144,531
Jones Lang LaSalle Inc (a)	595	189,287
Zillow Group Inc Class C (a)	2,022	89,777
		972,354
Residential REITs - 10.7%
American Homes 4 Rent Class A	8,348	265,800
Camden Property Trust	1,534	161,101
Equity Residential	6,329	413,790
Invitation Homes Inc	7,048	202,771
Sun Communities Inc	617	78,877
UDR Inc	12,943	470,349
		1,592,688
Retail REITs - 20.7%
Acadia Realty Trust	2,732	59,066
Curbline Properties Corp	1,568	43,277
FrontView REIT Inc	3,080	54,516
InvenTrust Properties Corp	1,478	47,473
Kimco Realty Corp	25,859	611,307
Macerich Co/The	4,912	106,738
NNN REIT Inc	12,342	540,456
Phillips Edison & Co Inc	3,178	127,644
Realty Income Corp	5,544	356,147
Regency Centers Corp	1,958	152,430
Simon Property Group Inc	3,110	633,538
Tanger Inc	3,017	111,870
Urban Edge Properties	10,800	236,736
		3,081,198
Specialized REITs - 34.0%
American Tower Corp	6,682	1,220,868
CubeSmart	3,055	123,666
Digital Realty Trust Inc	3,345	672,144
Equinix Inc	1,327	1,436,916
Extra Space Storage Inc	561	80,408
Four Corners Property Trust Inc	4,883	124,858
Iron Mountain Inc	3,128	394,097
Lamar Advertising Co Class A	459	63,269
Public Storage	1,703	515,072
SBA Communications Corp Class A	1,103	243,984
Weyerhaeuser Co	7,078	173,553
		5,048,835
TOTAL UNITED STATES		14,766,421
TOTAL COMMON STOCKS (Cost $13,149,895)		14,766,421

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $13,149,895)	14,766,421
NET OTHER ASSETS (LIABILITIES) - 0.8%	126,137
NET ASSETS - 100.0%	14,892,558

Legend

(a)	Non-income producing.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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